Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment
Property, plant and equipment	$ 4,609,321	$ 4,599,719
Less: accumulated depreciation	1,643,457	1,562,865
Property, plant and equipment, net	2,965,864	3,036,854
Land, buildings and improvements [Member]
Property, Plant and Equipment
Property, plant and equipment	689,692	685,431
Structures [Member]
Property, Plant and Equipment
Property, plant and equipment	2,958,467	2,949,458
Towers, transmitters and studio equipment [Member]
Property, Plant and Equipment
Property, plant and equipment	427,851	427,679
Furniture and other equipment [Member]
Property, Plant and Equipment
Property, plant and equipment	442,473	431,757
Construction in progress [Member]
Property, Plant and Equipment
Property, plant and equipment	$ 90,838	$ 105,394